Equity Method Investment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investment, Net [Abstract]
Schedule of Equity Method Investment, Net
Amount
RMB
Balance as of December 31, 2021	257,122
Additions	33,154
Share of results	(2,020)
Return of capital	(19,547)
Impairment losses	(62,623)
Balance as of December 31, 2022	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023	145,696
Additions	21,290
Share of results	(196)
Impairment losses	(4,029)
Balance as of December 31, 2024	162,761

Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 22)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2023	410,928	278,012	688,940
Balance as of December 31, 2024	357,439	278,012	635,451

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the limited partnerships as of December 31, 2023 and 2024 are as below:
	As of December 31,
	2023	2024
Name of the limited partnerships
Gefei Chengyun	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Jiuchuan	10%	10%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”)	26%	26%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	—	*
Jiaxinda	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”)	— *	—
Muju	— *	—
Ningbo Chunyu Management Limited Partnership (“Chunyu”)	—	89.95	%**

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”)	— *	—
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”)	— *	—
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”)	—	30	%***
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”)	—	30	%***
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”)	—	32	%***
Shenzhen Fangdd Technology Environmental Engineering Co., Ltd. (“Shenzhen Technology”)	—	32	%***
Shanghai Fangdd Environmental Technology Development Co., Ltd. (“Shanghai Technology”)	—	32	%***
Shenzhen Duoduoyijie Intelligent Technology Co., Ltd. (“Duoduoyijie”)	—	16	%***

*	During the year ended December 31, 2023, the Group fully disposed its equity interests in Fangjin, Muju, Chenji Zhaozhao and Tinghaozhu Space through share transfer and company deregistration. During the year ended December 31, 2024, the Group fully disposed its equity interests in Qixing through company deregistration.

**	The Group invested in Chunyu during the year ended December 31, 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.

***	The Group also invested in Suzhou Tinghaozhu, Shanghai Nuancheng and Duoduo Robot during the year ended December 31, 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.

During the year ended December 31, 2022, 2023 and 2024, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:

	For the Year Ended December 31,
	2022		2023		2024
Name of the Limited Partnership	Capital Investments	Return of Capital	Capital Investments	Return of Capital	Capital Investments	Return of Capital
	RMB	RMB	RMB	RMB	RMB	RMB
Jiushen	6,350	(18,500)	—	(9,850)	—	—
Longshu Tianye	—	—	—	(663)	—	—
Jiuzhen	—	(414)	—	—	—	—
Deyan	—	—	—	(200)	—	—
Derong	—	(1)	—	—	—	—
Jiushi	—	—	—	(32,650)	—	—
Fangjin	—	(234)	—	—	—	—
Muju	23,814	(398)	—	—	—	—
Chunyu	—	—	—	—	17,990	—

Name of other equity method investees
Chenji Zhaozhao	2,190	—	—	(2,190)	—	—
Tinghaozhu Space	800	—	—	—	—	—
Suzhou Tinghaozhu	—	—	—	—	150	—
Shanghai Nuancheng	—	—	—	—	150	—
Duoduo Robot	—	—	—	—	3,000	—
Total	33,154	(19,547)	—	(45,553)	21,290	—

Schedule of Unaudited Financial Information for these Equity Method Investees

Summary of combined unaudited financial information for these equity method investees as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 are presented below:

	As of December 31,
	2023	2024
	RMB	RMB
Balance sheet data:
Current assets	522,025	432,605
Non-current assets	78,290	97,253
Total assets	600,315	529,858

Current liabilities	72,210	63,280
Total liabilities	72,210	63,280

Shareholders’ equity	528,105	466,578
Total liabilities and shareholders’ equity	600,315	529,858

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating data:
Revenue	5,569	13	244
Operating (loss)/income	(14,412)	1,188	(13,746)
Net (loss)/income	(14,093)	1,448	(13,516)